Membership Interests	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Membership Interests
MEMBERSHIP INTERESTS

Cash Distributions

In January 2013, EFIH's board of directors declared, and EFIH paid, a cash distribution to EFH Corp. of $680 million (which as of December 31, 2012 was recorded as restricted cash), which was used by EFH Corp. to settle the TCEH Demand Notes (see Note 12).

Distribution Restrictions

The agreement governing the Facility generally restricts EFIH's ability to make distributions or loans to any of its parent companies or their subsidiaries unless such distributions or loans are expressly permitted under the agreement governing such facility.

Under applicable law, EFIH is prohibited from paying any dividend to the extent that immediately following payment of such dividend, there would be no statutory surplus or EFIH would be insolvent. In addition, due to the Chapter 11 Cases, no dividends are eligible to be paid without the approval of the Bankruptcy Court.

Noncash Distributions to EFH Corp.

See Notes 9 and Affiliate Debt Held by EFIH below for details of debt securities EFIH acquired in debt exchange transactions in December 2012 and January 2013 and securities returned to EFH Corp. The indentures governing EFIH's debt do not limit its ability to dividend EFH Corp. debt securities to EFH Corp. so long as EFIH received such securities in exchange for the issuance of EFIH debt.

Equity Interests in Oncor

At December 31, 2015, ownership of Oncor's membership interests was as follows: 80.03% held indirectly by EFH Corp., 0.22% held indirectly by Oncor's management and board of directors and 19.75% held by Texas Transmission.

Capital Contributions

See Notes 1 and 9 for discussion of noncash contributions from EFH Corp. related to debt pushed down to EFIH in accordance with SEC Staff Accounting Bulletin Topic 5-J.

Affiliate Debt Held by EFIH

The amounts of affiliate debt held by EFIH were eliminated as a result of the Settlement Agreement approved by the Bankruptcy Court in December 2015. The elimination of affiliate debt created a $635 million pretax loss for EFIH, which was recorded within membership interests. The affiliate debt elimination also created $222 million of federal related income tax NOLs, which were recorded to membership interests, and were fully reserved with a valuation allowance since it is more likely than not that the benefit from the NOLs will not be realized (See Note 5).

As a result of debt exchanges in 2009 through 2013, EFIH held debt securities of EFH Corp. and TCEH as presented in the table below. Interest received in 2013 totaled $252 million. As a result of the Chapter 11 Cases and the Settlement Agreement, EFIH did not receive interest payments on affiliate debt it held after 2013.

At December 31, 2015, no affiliate debt was held by EFIH. The principal amounts, coupon rates, maturities and carrying value of debt of affiliates held at December 31, 2014 are as follows:

	Principal Amount	Carrying Value
EFH Corp. 5.55% Fixed Senior Notes Series P due November 15, 2014	$281	$185
EFH Corp. 6.50% Fixed Senior Notes Series Q due November 15, 2024	545	249
EFH Corp. 6.55% Fixed Senior Notes Series R due November 15, 2034	456	194
TCEH 10.25% Fixed Senior Notes due November 1, 2015 (includes $48 million principal amount of Series B Notes)	79	7
Balance reported as reduction in membership interests	$1,361	$635

In 2013, as a result of the distribution of all the EFH Corp. 10.875% Notes and EFH Corp. Toggle Notes EFIH held, EFIH recorded a gain of $284 million (pretax) representing the reclassification to interest income of mark-to-market gains previously recorded in accumulated other comprehensive income (AOCI).

Accumulated Other Comprehensive Income (Loss)

The following table presents the changes to accumulated other comprehensive income (loss) for the year ended December 31, 2015.

	Dedesignated Cash Flow Hedges - Oncor	Pension and Other Postretirement Employee Benefit Liabilities Adjustments - Oncor	Total Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2014	$(19)	$(67)	$(86)
Other comprehensive loss before reclassifications (after tax)	—	(7)	(7)
Amounts reclassified from accumulated other comprehensive income (loss) and reported in:
Equity in earnings of unconsolidated subsidiaries	1	1	2
Total amount reclassified from accumulated other comprehensive income (loss) during the period	1	1	2
Total change during the period	1	(6)	(5)
Balance at December 31, 2015	$(18)	$(73)	$(91)

The following table presents the changes to accumulated other comprehensive income (loss) for the year ended December 31, 2014.

	Dedesignated Cash Flow Hedges - Oncor	Pension and Other Postretirement Employee Benefit Liabilities Adjustments - Oncor	Total Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2013	$(21)	$(18)	$(39)
Other comprehensive loss before reclassifications (after tax)	—	(49)	(49)
Amounts reclassified from accumulated other comprehensive income (loss) and reported in:
Equity in earnings of unconsolidated subsidiaries	2	—	2
Total amount reclassified from accumulated other comprehensive income (loss) during the period	2	—	2
Total change during the period	2	(49)	(47)
Balance at December 31, 2014	$(19)	$(67)	$(86)